Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes paid (refund) [abstract]
Disclosure of reconciliation of effective income tax (loss)

(In thousands of euros, except percentage)	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Loss before tax	(42,452)	(60,740)	(147,740)
Statutory French tax rates	26.50%	25.00%	25.00%
Nominal income tax using statutory French tax rate	11,250	15,185	36,935
Tax effect of:
Tax rates in foreign jurisdictions	—	—	—
Share-based payment	(274)	342	(2,045)
CIR	1,114	1,119	1,123
Transaction costs related to capital increase	1,103	820	3,073
Decrease / (increase) in derivatives fair value and other	299	895	748
Non-recognition of deferred tax assets related to tax losses and temporary differences	(13,395)	(18,169)	(39,612)
Other	(98)	(192)	(222)
Effective income tax (loss)	—	—	—

Disclosure of deferred tax assets and liabilities by nature

(In thousands of euros)
DEFERRED TAX ASSETS AND LIABILITIES BY NATURE	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
Retirement benefit obligation	184	152	157
Leases	—	—	135
Other financial liabilities	35	198	351
Tax losses carryforward	61,524	77,207	114,946
Other items	—	—	417
Deferred tax assets	61,743	77,558	116,006
Subsidies	85	50	24
Leases	—	—	124
Other financial liabilities	590	1,377	285
Other items	5	—	10
Deferred tax liabilities	680	1,427	444
Deferred tax assets, net	61,063	76,130	115,562
Unrecognized deferred tax assets	(61,063)	(76,130)	(115,562)
Total deferred taxes, net recognized in the statement of financial position	—	—	—